FAIR VALUE MEASUREMENTS - Significant Valuation Inputs (Details) $ in Thousands	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, Fair Value	$ 239,694	$ 163,489		$ 37,066
Loan, Held-for-Sale, Fair Value	389,032	395,922	$ 468,142	255,516	$ 245,890
Residual interest securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, Fair Value	38,308	34,506		11,952
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, Fair Value	100,000	88,497		55,860
Loan, Held-for-Sale, Fair Value	$ 389,032	$ 369,983		$ 255,516
Level 3 | Discount Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.129	0.129		0.129
Loans Held For Sale, measurement input	0.055	0.076		0.105
Level 3 | Discount Rate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held for Investment measurement input				0.077
Level 3 | Discount Rate | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held for Investment measurement input				0.109
Level 3 | CPR
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.135	0.142		0.142
Loans Held For Sale, measurement input	0.131	0.137		0.163
Level 3 | CPR | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held for Investment measurement input				0.003
Level 3 | CPR | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held for Investment measurement input				0.190
Level 3 | CPR | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held for Investment measurement input				0.140
Level 3 | CDR
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.007	0.007		0.011
Loans Held For Sale, measurement input	0.014	0.017		0.016
Level 3 | CDR | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held for Investment measurement input				0.002
Level 3 | CDR | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held for Investment measurement input				0.637
Level 3 | CDR | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held for Investment measurement input				0.016
Level 3 | Servicing Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.003	0.002		0.001
Loans Held For Sale, measurement input		0
Level 3 | Loss Severity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input				0.502
Level 3 | Loss Severity | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held for Investment measurement input				0.376
Level 3 | Loss Severity | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held for Investment measurement input				0.600
Level 3 | Loss Severity | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held for Investment measurement input				0.670
Level 3 | Residual interest securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, Fair Value	$ 38,308	$ 34,506		$ 11,952
Level 3 | Residual interest securities | Discount Rate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, measurement input	0.115	0.145		0.210
Level 3 | Residual interest securities | Discount Rate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, measurement input	0.246	0.240		0.213
Level 3 | Residual interest securities | Discount Rate | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, measurement input	0.183	0.197		0.212
Level 3 | Residual interest securities | CPR | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, measurement input	0.162	0.152		0.136
Level 3 | Residual interest securities | CPR | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, measurement input	0.208	0.201		0.300
Level 3 | Residual interest securities | CPR | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, measurement input	0.188	0.177		0.167
Level 3 | Residual interest securities | CDR | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, measurement input	0	0.015		0.005
Level 3 | Residual interest securities | CDR | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, measurement input	0.024	0.017		0.489
Level 3 | Residual interest securities | CDR | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, measurement input	0.012	0.016		0.013
Level 3 | HELOC loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, Fair Value	$ 98,120	$ 86,465		$ 53,645
Loan, Held-for-Sale, Fair Value	$ 323,184	$ 366,154		244,670
Loan, Held-for-Investment, Fair Value				$ 61,337
Level 3 | HELOC loans | Discount Rate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.130	0.130		0.120
Loans Held For Sale, measurement input	0.049	0.064		0.076
Level 3 | HELOC loans | Discount Rate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.130	0.130		0.140
Loans Held For Sale, measurement input	0.089	0.101		0.177
Loans Held for Investment measurement input				0.195
Level 3 | HELOC loans | Discount Rate | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.130	0.130		0.130
Loans Held For Sale, measurement input	0.065	0.076		0.106
Level 3 | HELOC loans | CPR | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0	0.010		0.100
Loans Held For Sale, measurement input	0.026	0.013		0.004
Level 3 | HELOC loans | CPR | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.325	0.330		0.194
Loans Held For Sale, measurement input	0.396	0.324		0.210
Level 3 | HELOC loans | CPR | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.137	0.144		0.146
Loans Held For Sale, measurement input	0.156	0.136		0.160
Level 3 | HELOC loans | CDR | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0	0		0.003
Loans Held For Sale, measurement input	0	0.015		0.005
Level 3 | HELOC loans | CDR | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.049	0.044		0.023
Loans Held For Sale, measurement input	0.943	0.017		0.489
Level 3 | HELOC loans | CDR | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.008	0.007		0.011
Loans Held For Sale, measurement input	0.016	0.016		0.013
Level 3 | HELOC loans | Servicing Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.003	0.002		0.001
Level 3 | HELOC loans | Loss Severity | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input	0	0.166		0.396
Level 3 | HELOC loans | Loss Severity | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input	0.976	0.442		0.581
Level 3 | HELOC loans | Loss Severity | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input	0.284	0.324		0.484
Level 3 | Mortgage loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, Fair Value	$ 1,880	$ 2,032		$ 2,215
Level 3 | Mortgage loans | Discount Rate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.095	0.100		0.090
Level 3 | Mortgage loans | Discount Rate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.105	0.110		0.110
Level 3 | Mortgage loans | Discount Rate | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.103	0.108		0.100
Level 3 | Mortgage loans | CPR | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.036	0.039		0.042
Level 3 | Mortgage loans | CPR | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.080	0.082		0.074
Level 3 | Mortgage loans | CPR | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.053	0.057		0.050
Level 3 | Mortgage loans | CDR | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0	0		0.001
Level 3 | Mortgage loans | CDR | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.011	0.010		0.005
Level 3 | Mortgage loans | CDR | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0.004	0.002		0.002
Level 3 | Mortgage loans | Servicing Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Servicing Assets, measurement Input	0	0
Level 3 | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan, Held-for-Sale, Fair Value	$ 2,913	$ 3,829		$ 10,846
Level 3 | Other | Discount Rate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input	0.062	0.051		0.065
Level 3 | Other | Discount Rate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input	0.087	0.087		0.101
Level 3 | Other | Discount Rate | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input	0.071	0.069		0.082
Level 3 | Other | CPR | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input	0.180	0.179		0.138
Level 3 | Other | CPR | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input	0.404	0.997		0.456
Level 3 | Other | CPR | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input	0.247	0.256		0.235
Level 3 | Other | CDR | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input	0.013	0.004		0.014
Level 3 | Other | CDR | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input	0.087	0.102		0.112
Level 3 | Other | CDR | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input	0.061	0.077		0.074
Level 3 | Other | Loss Severity | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input	0.880	0.880		0.880
Level 3 | Other | Loss Severity | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input	0.920	0.920		0.920
Level 3 | Other | Loss Severity | Weighted average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans Held For Sale, measurement input	0.900	0.900		0.900